Commitments and Contingencies (Details) - Schedule of Operating Lease Liabilities - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies (Details) - Schedule of Operating Lease Liabilities [Line Items]
2024		$ 449,159
2025	$ 120,434	121,851
Total lease payments	242,285	571,010
Less: imputed interest	(30,940)	(5,736)
Present value of lease liabilities	211,345	565,274
Operating lease liabilities, current	211,345	445,850	$ 861,033
Operating lease liabilities, noncurrent		119,424	$ 548,439
Total	$ 211,345	565,274
Other than Related Parties [Member]
Commitments and Contingencies (Details) - Schedule of Operating Lease Liabilities [Line Items]
2024		360,359
2025		121,851
Total lease payments		482,210
Less: imputed interest		(5,369)
Present value of lease liabilities		476,841
Operating lease liabilities, current		357,417
Operating lease liabilities, noncurrent		119,424
Total		476,841
Related Party [Member]
Commitments and Contingencies (Details) - Schedule of Operating Lease Liabilities [Line Items]
2024		88,800
2025
Total lease payments		88,800
Less: imputed interest		(367)
Present value of lease liabilities		88,433
Operating lease liabilities, current		88,433
Operating lease liabilities, noncurrent
Total		$ 88,433